Condensed Consolidated Interim Statements of Financial Position (Unaudited) ₪ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Dec. 31, 2025 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	$ 14,635	₪ 43,584	₪ 21,604
Short-term bank deposits	8,791	26,180	47,531
Restricted deposits			140
Trade receivables	800	2,382	4,144
Other receivables	615	1,832	1,391
Inventory - current portion	2,131	6,345	6,593
Total current assets	26,972	80,323	81,403
NON-CURRENT ASSETS
Inventory - non-current portion	4,615	13,742	13,337
Right-of-use assets	253	752	1,285
Property and equipment, net	1,709	5,089	5,822
Total non-current assets	6,577	19,583	20,444
Total assets	33,549	99,906	101,847
CURRENT LIABILITIES
Trade payables	1,163	3,463	1,980
Warrants	11,148	33,198
Other payables and accruals	1,384	4,121	4,407
Contract liabilities	27	81	938
Share-based compensation liability	93	278	276
Current maturities of liability for royalties to the Israel Innovation Authority	569	1,693	1,705
Current maturities of lease liabilities	282	840	1,023
Total current liabilities	14,666	43,674	10,329
NON-CURRENT LIABILITIES
Liability for royalties to the Israel Innovation Authority, net of current maturities	2,544	7,575	7,886
Lease liabilities, net of current maturities	107	319	542
Total non-current liabilities	2,651	7,894	8,428
Total liabilities	17,317	51,568	18,757
EQUITY
Ordinary shares	1	2	2
Share premium	86,009	256,137	256,137
Capital reserve	3,497	10,412	10,092
Accumulated deficit	(73,275)	(218,213)	(183,141)
Total equity	16,232	48,338	83,090
Total liabilities and equity	$ 33,549	₪ 99,906	₪ 101,847